Subsequent Events - Additional Information (Detail) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jan. 02, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Jan. 17, 2019 BRL (R$) R$ / shares	Dec. 31, 2018 $ / shares	Jan. 17, 2017 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Debentures issued par value | $ / shares				$ 0.00005
Escola de Aplicacao Sao Jose dos Campos Ltda. [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity		R$ (667)
Major business combination [member] | Escola de Aplicacao Sao Jose dos Campos Ltda. [member]
Disclosure of non-adjusting events after reporting period [line items]
Transaction price paid	R$ 3,741
Description of transactions price payable	The transaction price of R$ 3,741 will be received in 16 quarterly installments from January 2022 to October 2025, adjusted by the IGP-M (Brazilian general market price index issued by the FGV - "Fundação Getúlio Vargas").
Major business combination [member] | Geekie Desenvolvimento de Softwares S.A.[member] | Debentures due June 2022 at interest of 110% of CDI [member]
Disclosure of non-adjusting events after reporting period [line items]
Debentures issued at same date			100.00
Debentures issued par value | R$ / shares			R$ 100.00
Debentures issued			R$ 10,000
Interest rate			110.00%
Major business combination [member] | Geekie Partners S.A.[member]
Disclosure of non-adjusting events after reporting period [line items]
Total transaction amount supporting working capital needs					R$ 14,000
Mutual operation [member] | Geekie Partners S.A.[member] | Debentures due June 2022 at interest of 110% of CDI [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			110.00%
Amount lent to controlling entity			R$ 4,000